PineBridge Mutual Funds
399 Park Avenue, 4th Floor
New York, NY 10022

January 3, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	PineBridge Mutual Funds (the “Trust”)
File Nos.: 333-14943 and 811-07881

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, PineBridge Mutual Funds (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated December 30, 2011, and filed electronically as Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A on December 29, 2011.

Please direct any inquiries regarding this filing to me at (646) 857-8672.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Eric Metallo

Eric Metallo, Esq.